Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Computation and Provides a Reconciliation of the Numerator and Denominator (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss attributable to KingWin’s shareholders		$ (19,613,029)	$ (3,163,291)
Denominator:
Weighted average number of ordinary shares outstanding basic	[1]	2,548,218	294,803
Weighted average number of ordinary shares outstanding Diluted	[1]	2,548,218	294,803
Denominator for basic and diluted net loss per share calculation
Basic earnings per share	[1]	$ (7.7)	$ (10.73)
Diluted earnings per share	[1]	$ (7.7)	$ (10.73)

[1]	The Company completed a 25-for-1 share consolidation of its Class A and Class B ordinary shares on May 5, 2025 and September 8, 2025, respectively.